RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company’s Chairman
Linze Origin Seeds Ltd.(i)	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.	Being owned by close family members of the Company’s Chairman
Fifth Division State-owned Assets Management and Operation Co., Ltd	Being the non-controlling interest of Xinjiang Origin
Shareholders	Non-controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou
Aoyu, Shandong Aoruixinong, Henan Aoyu, Shandong Aoruixinong
(i)Other than typical transactions between related parties, the Company has entered into a Restructuring Agreement with three parties: Linze Fumin Industrial Investment and Development Co., Ltd. (Linze Fumin), Beijing Shihui, Linze Origin Seeds Ltd (Linze Origin) in April 2020. According to the Restructuring Agreement, Linze Origin, which is currently a wholly owned subsidiary of Beijing Shihui, would be restructured. At the result of the planned restructuring, Linze Fumin, an investment company owned by the Linze county government, and the Company would have 51% and 49%, respectively, of the ownership of Linze Origin. The restructuring would require the Company to repay the borrowing amounted to RMB27.0 million from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) for Linze Origin and to offer a loan of RMB20.0 million to Linze Origin. As of September 30, 2023, the restructuring for Linze Origin is in process.

Schedule of due from related parties, net of bad debt allowance

	September 30,
	2022	2023
	RMB	RMB

Linze Origin Seeds Ltd	45	45
Beijing Shihui (iii)	29,998	17,060
Shareholders (i)	9,165	5,336
Henan Yingde Agricultural Ltd.	11,529	—
Beijing Liantaide (ii)	7,466	9,046
Beijing Origin	—	450
The Company’s Chairman (iv)	—	5,999
The Close family of the Company’s Chairman	6	6
Total	58,125	37,942
Allowance for doubtful account	29,998	17,560
Due from related parties, net	28,127	20,382

Note (i): As of September 30, 2023, the balance of due from shareholders include seed sales amounted RMB 15, advances for business use amounted RMB 4,421 and advances for purchases raw materials amounted RMB 900.

Note (ii): As of September 30, 2023, the balance of due from shareholders is advances for purchases raw materials amounted RMB 9,046.

Note (iii): As of September 30, 2023, the Company provide cash to fund the related party, Beijing Shihui’s operations amounted RMB 17,060. The Company made fully allowance of due from related party as of September 30, 2023.

Note (iv): As of September 30, 2023, the balance of due from the Company’s Chairman is advances to staff for business use amounted RMB 5,999.

Schedule of due to related parties

	September 30,
	2022	2023
	RMB	RMB

Linze Origin Seeds Ltd	300	—
Henan Agriculture University	1,000	—
Xinjiang Ginbo Seeds Center	54	54
Companies controlled by the Company’s directors (i)	1,702	1,721
Shareholders (i) (ii)	10,123	15,434
Beijing Origin (iii)	—	148,219
The Company’s Chairman (i)	970	3,657
YingDe(i)	187	5,399
The close family of the Company’s Chairman	4,293	—
	18,629	174,484

Note (i): In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

Note (ii): As of September 30, 2023, the balance of due to shareholders include borrowing amounted RMB5,381, which is unsecured, interest-bearing (the borrowing interest rate is from 5.8% to 12%) and repayable on demand, accrued interest amounted use amounted RMB 354 and advances from shareholders of selling seed amounted RMB 9,699.

Note (iii): As of September 30, 2023, Beijing Origin, an associate, provide cash to fund the Company’s operations amounted RMB 148,219, which is unsecured, interest-free and repayable on demand.

Schedule of related party transactions
(a)	Sales to

	Year ended
	September 30,
	2021	2022	2023
	RMB	RMB	RMB
YingDe	3,134	1,818	6,384
Shareholders (i)	4,701	3,574	4,677
Henan Agriculture University	—	5	—
The close family of the Company’s Chairman	—	2,618	—
	7,835	8,015	11,061

Note(i): RMB4,677 and RMB3,574, or 5% and 6.8% of the Company for the year ended September 30, 2023, respectively, are derived from shareholders and the sales price is market price.

(b)	Purchase from

	Year ended
	September 30,
	2021	2022	2023
	RMB	RMB	RMB
YingDe	11,700	14,012	162
Linze Origin Seeds Limited	4,706	—	—
Beijing Shihui	360	—	—
Liantaide	—	9,708	6,334
Close family of the Company’s Chairman	333	29	—
Shareholders	2,227	—	—
	19,326	23,749	6,496